NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Payable [Abstract]
NOTES PAYABLE

Notes Payable in Default

At June 30, 2020 and December 31, 2019, the Company maintained notes payable to both related and non-related parties totaling approximately $309,000 and $776,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%. The Company is accruing interest at the default rate of 18.0% on two of the loans. As described in Note 4: STOCKHOLDERS’ DEFICIT certain notes payable in default outstanding had been exchanged for equity and cash as described in the note.

As described previously, the Company entered into an exchange agreement with Dr. Imhoff. Based on this agreement the Company exchanged $199,417 of short-term debt outstanding.

As described previously, the Company entered into an exchange agreement with Ms. Rosenstock. Based on this agreement the Company exchanged $50,000 of short-term debt outstanding and forgave $28,986.

On February 8, 2019, a note payable in default to Aquarius as reported in the Company’s Form 10-K report - Footnote 9: Notes payable – Note payable in default, was exchanged for a note with a convertible option. The balance on the note was $107,500 and accrued interest was $38,044 for a total of $145,544 outstanding. As of June 30, 2020, the Company had entered into an exchange agreement with Aquarius. Based on this agreement the Company exchanged $145,544 of debt outstanding for: 291,088 common stock shares; 145,544 warrants issued to purchase common stock shares at a strike price of $0.25; and 145,544 warrants issued to purchase common stock shares at a strike price of $0.75.

On July 1, 2019, the Company entered into a loan agreement with Accilent Capital Management Inc / Rev Royalty Income and Growth Trust (“Accilent”), providing for the purchase by Accilent of an unsecured promissory note in the principal amount of $49,389 (CAD$ 65,500). The note was fully funded on July 9, 2019 (net of an 8% original issue discount and other expenses). The note bears an interest rate of 16% and was due and payable on September 11, 2019. Following maturity, demand, default, or judgment and until actual payment in full, interest rate shall be paid at the rate of 19% per annum. The Company issued 315,000 warrants at an exercise price of $0.25 per warrant and exercisable within 3 years from issuance (the “Initial Warrants”). As of June 30, 2020, the loan had been paid off. As of December 31, 2019, $57,946 remained outstanding, which included a fee of $4,951 and interest of $4,606.

As described previously, the Company entered into an exchange agreement with Mr. Blumberg. Based on this agreement the Company exchanged $70,320 of short-term debt outstanding.

As described previously, the Company entered into an exchange agreement with Mr. James. Based on this agreement the Company exchanged $2,286 of short-term debt outstanding.

The following table summarizes the Notes payable in default, including related parties:

	June 30, 2020	December 31, 2019
Dr. Imhoff	$-	$199
Dr. Cartwright	2	2
Ms. Rosenstock	-	50
Mr. Fowler	26	26
Mr. Mermelstein	264	244
GPB	17	17
Aquarius	-	108
Accilent	-	58
Mr. Blumberg	-	70
Mr. James	-	2
Notes payable in default	$309	$776

The notes payable to related parties was $2,000 of the $309,000 balance at June 30, 2020 and $349,000 of the $776,000 balance at December 31, 2019.

Short Term Notes Payable

As described previously, the Company entered into an exchange agreement with Dr. Imhoff. Based on this agreement the Company exchanged $167,000 of short-term debt outstanding.

The Company issued promissory notes to Mr. Cartwright and Mr. Faupel, in the amounts of approximately $48,000 and $5,000, respectively. The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after the Company received $1,000,000 in financing proceeds.

On August 22, 2018, the Company issued a promissory note to Mr. Case for $150,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $157,500 (representing a $7,500 original issue discount). As of June 30, 2020, the Company had exchanged $179,291 of debt outstanding for: 896,456 common stock shares; and 896,455 warrants issued to purchase common stock shares at a strike price of $0.20. As of December 31, 2019, the Company had not repaid the note and original issue discount of $157,500 ($7,500 is recorded in accrued expenses).

As described previously, the Company entered into an exchange agreement with Mr. Mamula. Based on this agreement the Company exchanged $15,577 of short-term debt outstanding.

On September 19, 2018, and February 15, 2019, the Company issued promissory notes to Mr. Gould for $50,000 each in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $52,500 each (representing a $2,500 original issue discount). As of June 30, 2020, the Company had entered into an exchange agreement with Mr. Gould. Based on this agreement the Company exchanged $111,227 of debt outstanding for: 556,136 common stock shares; and 556,136 warrants issued to purchase common stock shares at a strike price of $0.20. As of December 31, 2019, the Company had not repaid the note and original issue discount of $52,500 ($2,500 is recorded in accrued expenses) and therefore the accrued interest rate increased to 12%.

As described previously, the Company entered into an exchange agreement with K2 Medical. Based on this agreement the Company exchanged $203,000 of short-term debt outstanding.

On February 14, 2019, the Company entered into a Purchase and Sale Agreement with Everest Business Funding for the sale of its accounts receivable. The transaction provided the Company with $48,735 after $1,265 in debt issuance costs (bank costs) for a total purchase amount of $50,000, in which the Company would have to repay $68,500. At a minimum the Company would need to pay $535.16 per day or 20.0% of the future collected accounts receivable or “receipts.” The effective interest rate as calculated for this transaction is approximately 132.5%. As of December 31, 2019, $60,105 had been paid, leaving a balance of $8,016. As of June 30, 2020, the balance of $68,121 had been paid in full.

In July 2019, the Company entered into a premium finance agreement to finance its insurance policies totaling $142,000. The note requires monthly payments of $14,459, including interest at 4.91% and matures in April 2020. As of June 30, 2020, a balance of $813 remained. The balance due on insurance policies totaled $57,483 at December 31, 2019.

As described previously, the Company entered into an exchange agreement with Mr. Blumberg. Based on this agreement the Company exchanged $223,000 of short-term debt outstanding.

As described previously, the Company entered into an exchange agreement with Mr. Grimm. Based on this agreement the Company exchanged $51,050 of short-term debt outstanding.

At June 30, 2020 and December 31, 2019, the Company maintained short term notes payable to both related and non-related parties totaling $54,000 and $1,026,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 19%.

On June 30, 2020, the Company exchanged $125,000 in debt (during June 2020, $125,000 in payables had been converted into short-term debt) from Mr. James Clavijo, for 500,000 common stock shares and 250,000 warrants to purchase common stock shares. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $99,963 (based on a $0.40 black scholes fair valuation). This resulted in a net loss on extinguishment of debt of $224,963 ($349,963 fair value less the $125,000 of exchanged debt). After the exchange transaction a balance was due Mr. Clavijo of $10,213 which was paid.

The following table summarizes the Short-term notes payable, including related parties:

	June 30, 2020	December 31, 2019
Dr. Imhoff	$-	$167
Dr. Cartwright	48	48
Dr. Faupel	5	5
Mr. Case	-	150
Mr. Mamula	-	15
Mr. Gould	-	100
K2 (Shenghuo)	-	203
Everest	-	8
Premium Finance (insurance)	1	58
Mr. Blumberg	-	223
Mr. Grimm	-	49
Short-term notes payable, including related parties	$54	$1,026

The short-term notes payable past due to related parties was $53,000 of the $54,000 balance at June 30, 2020 and $646,000 of the $1,026,000 balance at December 31, 2019.

Troubled Debt Restructuring

The debt extinguished for Notes Payable which closed on January 8, 2020, the Company exchanged $2,064,366 in debt for common stock shares and warrants as described above that were determined to have a total fair value of $2,065,548, resulting in a loss on extinguishment of debt of $1,183 which is recorded in other income (expense) on the accompanying consolidated statements of operations. In addition, one of the investors forgave approximately $29,000 of debt, which was recorded as a gain for extinguishment of debt. Also, during June 2020, the Company exchanged $125,000 in debt for common stock shares and warrants as described. This debt extinguished met the criteria for troubled debt. The basic criteria are that the borrower is troubled, ie., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. The troubled debt restructuring for Notes Payable, had an immaterial effect on the Company’s basic or diluted earnings per share calculation for June 30, 2020 and 2019.

Notes Payable in Default

At December 31, 2019 and 2018, the Company maintained notes payable to both related and non-related parties totaling approximately $776,000 and $700,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 0% and 10% and have default rates as high a 20%. The Company is accruing interest at the default rate of 18.0% on two of the loans.

On July 1, 2019, the Company entered into a loan agreement with Accilent Capital Management Inc / Rev Royalty Income and Growth Trust (“Accilent”), providing for the purchase by Accilent of an unsecured promissory note in the principal amount of $49,389 (CAD$ 65,500). The note was fully funded on July 9, 2019 (net of an 8% original issue discount and other expenses). The note bears an interest rate of 16% and was due and payable on September 11, 2019. Following maturity, demand, default, or judgment and until actual payment in full, interest rate shall be paid at the rate of 19% per annum. The Company will issue warrants to purchase one common share of the Company for each warrant held in the aggregate amount of 215,000 warrants at an exercise price of $0.25 per warrant, or alternatively, the same price as for warrants granted to investors as part of a financing of the Company subject to adjustment and exercisable within 3 years from issuance (the “Initial Warrants”). In the event that the common shares of the Issuer are not listed on the TSX Venture Exchange pursuant to the “Transaction” on or prior to September 1, 2019, an additional 100,000 warrants will be issued at an exercise price equal to the lesser of $0.25 or the price of the next issuance of common shares of the Issuer (the “Revised Exercise Price”). Further, the exercise price of the Initial Warrants will adjust to the Revised Exercise Price has stated herein. As of December 31, 2019, $57,946 remained outstanding, which included a fee of $4,951 and interest of $4,606.

The following table summarizes the Notes payable in default, including related parties:

	December 31, 2019	December 31, 2018
Dr. Imhoff	$199	$199
Dr. Cartwright	2	2
Ms. Rosenstock	50	50
Mr. Fowler	26	26
Mr. Mermelstein	244	211
GHS	-	15
GPB	17	17
Aquarius	108	108
Accilent	58	-
Mr. Blumberg	70	70
Mr. James	2	2
Notes payable in default	$776	$700

The notes payable to related parties was $349,000 of the $776,000 balance at December 31, 2019.

Short Term Notes Payable

In July 2019, the Company entered into a premium finance agreement to finance its insurance policies totaling $142,000. The note requires monthly payments of $14,459, including interest at 4.91% and matures in April 2020. As of December 31, 2019, the note for the premium finance agreement was $57,483. The balance due on insurance policies totaled $50,000 at December 31, 2018.

On August 22, 2018, the Company issued a promissory note to Mr. Case for $150,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $157,500 (representing a $7,500 original issue discount). Pursuant to the promissory note the entire unpaid principal balance on the promissory note together with all accrued and unpaid interest and loan origination fees, if any, at the choice of the investor, shall be due and payable in full from the funds received by the Company from a financing of at least $2,000,000, or at the option of the investor, to be included in the Company’s financing under the same terms as the new investors with the most favorable terms making a cash investment. If the Company does not complete a financing of at least $2,000,000 within 90 days of the execution of this promissory note, any unpaid amounts shall be due in full to the investor and shall accrue interest at 12% (instead of 6%) per annum from the date thereof (90 days after execution), if not paid in full. In addition, the investor will be granted 1,500,000 warrants under this promissory note. The warrants shall be issued and vest upon the financing of at least $2,000,000 and expire on the third anniversary of said financing. The warrant exercise price shall be set at the same price as for warrants granted to the investors with the most favorable terms as part of any $2,000,000 or more financing of the Company or $0.25, whichever is lower. The warrants shall have standard anti-dilution features to protect the holder from dilution due to down rounds of financing. As of December 31, 2019, and 2018, the Company had not repaid the note and original issue discount of $157,500 ($7,500 is recorded in accrued expenses).

On September 19, 2018, the Company issued a promissory note to Mr. Gould for $50,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $52,500 (representing a $2,500 original issue discount). Pursuant to the promissory note the entire unpaid principal balance on the promissory note together with all accrued and unpaid interest and loan origination fees, if any, at the choice of the investor, shall be due and payable in full from the funds received by the Company from a financing of at least $2,000,000, or at the option of the investor, to be included in the Company’s financing under the same terms as the new investors with the most favorable terms making a cash investment. If the Company does not complete a financing of at least $2,000,000 within 90 days of the execution of this promissory note, any unpaid amounts shall be due in full to the investor and shall accrue interest at 12% (instead of 6%) per annum from the date thereof (90 days after execution), if not paid in full. In addition, the investor will be granted 500,000 warrants under this promissory note. The warrants shall be issued and vest upon the financing of at least $2,000,000 and expire on the third anniversary of said financing. The warrant exercise price shall be set at the same price as for warrants granted to the investors with the most favorable terms as part of any $2,000,000 or more financing of the Company or $0.25, whichever is lower. The warrants shall have standard anti-dilution features to protect the holder from dilution due to down rounds of financing. As of December 31, 2019, and 2018, the Company had not repaid the note a and original issue discount of $52,500 ($2,500 is recorded in accrued expenses) and therefore the accrued interest rate increased to 12%.

On February 15, 2019, the Company issued a promissory note to Mr. Gould for $50,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $52,500 (representing a $2,500 original issue discount). Pursuant to the promissory note the entire unpaid principal balance on the promissory note together with all accrued and unpaid interest and loan origination fees, if any, at the choice of the investor, shall be due and payable in full from the funds received by the Company from a financing of at least $1,000,000, or at the option of the investor, to be included in the Company’s financing under the same terms as the new investors with the most favorable terms making a cash investment. If the Company did not complete a financing of at least $1,000,000 within 90 days of the execution of this promissory note, any unpaid amounts shall be due in full to the investor and shall accrue interest at 12% (instead of 6%) per annum from the date thereof (90 days after execution), if not paid in full. In addition, the investor will be granted 500,000 warrants under this promissory note. The warrants shall be issued and vest upon the financing of at least $1,000,000 and expire on the third anniversary of said financing. The warrant exercise price shall be set at the same price as for warrants granted to the investors with the most favorable terms as part of any $1,000,000 or more financing of the Company or $0.25, whichever is lower. The warrants shall have standard anti-dilution features to protect the holder from dilution due to down rounds of financing. As of December 31, 2019, the Company had not repaid the note and original issue discount of $52,500 ($2,500 is recorded in accrued expenses).

For a total note that had not been repaid to Mr. Gould of $100,000 and $5,000 of which is recorded in accrued expenses for original issue discount.

On February 8, 2019, a note payable in default as reported in the Company’s Form 10-K report - Footnote 9: Notes payable – Note payable in default, was exchanged for a note with a convertible option. The note amount was for $145,544. At the sole discretion of the Company, rather than paying the holder in cash, the note can be exchanged for equity in the new financing of at least $1,000,000. If the financing occurs the Company will then have the option to exchange the debt for $145,544 and award 291,088 warrants at $0.25 per share. If the Company elects to pay the balance in cash, the note shall accrue simple interest of 6% per annum commencing on the date of the new financing of at least $1,000,000.

On February 14, 2019, the Company entered into a Purchase and Sale Agreement with Everest Business Funding for the sale of its accounts receivable. The transaction provided the Company with $48,735 after $1,265 in debt issuance costs (bank costs) for a total purchase amount of $50,000, in which the Company would have to repay $68,500. At a minimum the Company would need to pay $535.16 per day or 20.0% of the future collected accounts receivable or “receipts.” The effective interest rate as calculated for this transaction is approximately 132.5%. As of December 31, 2019, $60,105 had been paid, leaving a balance of $8,016.

At December 31, 2019 and 2018, the Company maintained short term notes payable to both related and non-related parties totaling $1,026,000 and $899,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 19%.

The following table summarizes the Short-term notes payable, including related parties:

	December 31, 2019	December 31, 2018
Dr. Imhoff	$167	$135
Dr. Cartwright	48	144
Dr. Faupel	5	123
Ms. Maloof	-	25
Mr. Case	150	150
Mr. Mamula	15	-
Mr. Gould	100	50
K2 (Shenghuo)	203	177
Everest	8	-
Premium Finance (insurance)	58	50
Mr. Blumberg	223	45
Mr. Grimm	49	-
Short-term notes payable, including related parties	$1,026	$899

The short-term notes payable in default to related parties was $646,000 of the $1,026,000 balance at December 31, 2019.